Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

Note 13 - Transactions with Related Parties:

A.	Loans from controlling shareholder

On December 23, 2015, the Company entered into an agreement with Mr. Alexander Rabinovitch, the Company’s controlling shareholder, under which Mr. Rabinovitch undertook to provide to the Company, independently or through a company under his control, a total amount of USD 1.25 million, as a loan or guarantee, according to the Company’s exclusive discretion. The aforementioned loan / guarantee will be available to the Company for 12 months, i.e., from December 22, 2015 to December 22, 2016 (hereinafter: the “Repayment Date”), unless the parties have agreed to defer the repayment date of the loan / guarantee (hereinafter: the “Line Of Credit”).

As part of the foregoing engagement, the Company undertook that in case it has not repaid the line of credit by the foregoing repayment date, the line of credit will be converted by way of an allocation of ordinary Company shares with no par value, as part of a rights issuance to Company shareholders, which will be performed by the Company within 6 months after the repayment date. In case the foregoing rights issuance is not executed, for any reason whatsoever, the Company will be obligated to repay the line of credit on a date which will be agreed upon between the parties. The foregoing line of credit was given under eligible transaction conditions - i.e., the amount of the loan / guarantee will not accrue interest or linkage differentials.

At the Company’s request, on March 6, 2016 Mr. Rabinovitch provided a loan to the Company in the amount of USD 750 thousand (hereinafter: the “Loan”). The loan amount was used by the Company to perform the second part of the investment in Regenera.

On December 25, 2016, the Company signed an agreement with the controlling shareholder, according to which the line of credit and the loan, which were due to expire on December 22, 2016, would be extended until December 22, 2017. In November 2017, the Company signed an agreement with the controlling shareholder regarding an additional extension until December 22, 2018.

On January 16, 2017, the Company reported that it had withdrawn an additional USD 250 thousand from the line of credit, such that the total amount of the loan from the controlling shareholder will amount to USD 1 million, and the remaining line of credit will amount to USD 250 thousand.

Note 13 - Transactions with Related Parties: (Cont.)

The fair value of the loan was estimated based on the expected cash flows in respect of the loan, discounted by the interest rate which the Company would have been required to pay on a similar loan under market conditions, as estimated by an independent external valuer.

The loan was initially recognized on December 23, 2015, at a fair value of USD 649 thousand (according to a discount rate of 20%), and in the discussion regarding the extension of the loan repayment date, December 22, 2016, the loan was recorded in the amount of USD 619 thousand (according to a discount rate of 21.11%), where the difference between these values and the loan amount was carried to the capital reserve for transactions with the controlling shareholder.

On January 16, 2017, an additional loan in the amount of USD 250 thousand was provided, which was recorded in its financial statements in accordance with its fair value of USD 211 thousand (according to a discount rate of 20.1%). On the loan extension date, December 22, 2017, the loan in the amount of USD 1 million was recorded in accordance with its fair value in the amount of USD 828 thousand (according to a discount rate of 18.9%). The difference between these values and the loan amount was carried to the capital reserve for transactions with the controlling shareholder.

In December 2018, it was agreed with the controlling shareholder that the repayment date will be March 31, 2019.

During the year, it was decided to extend the repayment date until no later than December 31, 2019. On the extension date, the Company recognized a capital reserve in the amount of NIS 598 thousand, in respect of the interest benefit. During the period, NIS 386 thousand was recorded in the Company’s financial statements as finance expenses in respect of this loan.

On June 24, 2018, the Company reported an agreement for the acquisition of Canndoc shares. The acquisition was financed by the provision of a credit facility, which was provided to the Company by the Company’s controlling shareholder. The consideration in the amount of NIS 9,000 thousand which was given to the Company was in respect of a loan with a fair value of NIS 7,786 thousand and a total of NIS 1,214 thousand in respect of 8,570,000 options.

The par value of the loan bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.61% in 2018). The loan principal, plus the loan interest, will be paid within one year after the date when the loan was provided to the Company in practice, unless the parties have agreed otherwise (the “Loan Period”). The Company will be entitled to execute a prepayment of the balance of the loan during the loan period.

On April 30, 2020 an extension was approved for the two controlling shareholder loans until July 2020, and on June 30, 2020, an (additional) extension was approved until October 2020.

The shareholder’s loans were fully repaid on October 22, 2020.

B.	Loans from related party

Following the acquisition of Canndoc and the appointment of Mr. Avner Barak as a director in the Company, a loan of Mr. Avner Barak to Canndoc in the amount of NIS 718 thousand was recorded in the Company’s financial statements. The loan principal bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.62% in 2020). The loan will be repaid in equal monthly installments (principal and interest) in the amount of NIS 15 thousand, until the final repayment in May 2023. The Group recognized a capital reserve in the amount of NIS 17 thousand in respect of the interest benefit. During the year, interest expenses were recorded in the Company’s financial statements in the amount of NIS 24 thousand in respect of this loan. The balance of the loan as of December 31, 2021 is NIS 249 thousand.

Note 13 - Transactions with Related Parties: (Cont.)

Cannolam and other acquisitions has a loan to shareholders that were as of the date of acquisition, the balance of the loan as of December 31, 2021 is NIS 1,203 thousand. The loan principal bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.62% in 2020).

C.	Sublease agreement with companies related to the related party

The subsidiary Canndoc leases an office floor, and subleases part of the floor to three companies related to the controlling shareholder.

Revenue of NIS 229 and thousand was recorded in 2021 financial statements as well as in 2020.